Submission	Oct. 09, 2025
Submission [Line Items]
Central Index Key	0001390478
Registrant Name	SELLAS Life Sciences Group, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A